PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost		$ 420,909	$ 401,290
Accumulated depreciation		216,133	187,952
Depreciated cost		204,776	213,338
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use				$ 2,321
Amortization cost		1,200
Depreciation expense		28,587	26,350	$ 27,621
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	276,222	263,677
Accumulated depreciation		159,351	139,347
Investment grants received		7,833
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		21,933	19,565
Accumulated depreciation		16,087	14,368
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		2,263	1,659
Accumulated depreciation		1,356	1,203
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		119,552	115,450
Accumulated depreciation		39,205	32,909
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 134	$ 125
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $7,833.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 13d.